OTHER FINANCIAL ITEMS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (4,500,000)	$ 2,100,000	$ 27,000
Net increase/(decrease) in fair value of non-designated derivatives	(7,636,000)	7,726,000	6,493,000
Net cash payments on non-designated derivatives	(7,196,000)	(2,653,000)	(179,000)
Net increase/(decrease) in fair value of designated derivatives (ineffective portion)	(63,000)	224,000	1,466,000
Other items	(1,337,000)	(3,294,000)	(1,904,000)
Total other financial items	(16,232,000)	2,003,000	5,876,000
Foreign Currency Transaction Gain (Loss), before Tax	$ (109,000)	$ (507,000)	$ 8,000